N-2	Dec. 31, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001502573
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	APOLLO SENIOR FLOATING RATE FUND INC.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Each Fund has outstanding one class of capital stock consisting of common stock, par value $0.001 per share (the “Common Stock” or the “Shares”). Each outstanding share of Common Stock is generally entitled to one vote at the relevant Meeting with respect to each matter to be voted on by the holders of Common Stock with pro rata voting rights for any fractional shares. Each outstanding share of Common Stock generally entitles the holder to cast one vote for as many individuals as there are Directors to be elected. Each outstanding share of Common Stock generally entitles the holder to cast one vote on the matter of the ratification of the independent registered public accounting firm. No Shares have cumulative voting rights. On the record date, May 1, 2024 (the “Record Date”), the following number of Shares of each Fund were issued and outstanding:
Outstanding Securities [Table Text Block]

Name of Fund	Common Stock Outstanding
AFT	15,573,575
AIF	14,467,739

AFT [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	15,573,575
AIF [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	14,467,739